DEPOSITS	42 Months Ended
Jun. 30, 2011
Deposit Liabilities [Abstract]
DEPOSITS
NOTE F - DEPOSITS

Deposits consist of the following major classifications:

Deposit type and weighted-average
interest rate

	(Unaudited)	At December 31,
	June 30, 2011	2010	2009
		(In thousands)

NOW accounts
2011 – 0.51%	$70,182
2010 - 0.22%		$32,929
2009 - 0.29%			$24,426
Passbook accounts
2011 – 0.20%	33,147
2010 - 0.15%		14,994
2009 - 0.24%			15,096
Money market demand deposit
2011 – 0.70%	90,957
2010 – 0.76%		68,309
2009 – 0.92%			54,549
Total demand, transaction and passbook deposits	194,286	116,232	94,071

Certificates of deposit Original maturities of:
Less than 12 months
2011 – 2.35%	149,811
2010 – 0.66%		20,403
2009 – 1.11%			30,012
12 to 18 months
2011 – 0.99%	60,183
2010 – 1.21%		60,649
2009 – 2.03%			61,231
24 months – 36 months
2011 – 1.52%	36,407
2010 – 1.88%		35,054
2009 – 2.58%			28,033
Over 36 months
2011 – 3.43%	34,201
2010 - 3.85%		25,514
2009 - 4.27%			22,557

Total certificates of deposit	280,602	141,620	141,833

Total deposits	$474,888	$257,852	$235,904

The Savings Bank had deposit accounts with balances in excess of $100,000 totaling $150.8 million, $81.2 million and $61.6 million, including intercompany accounts totaling $944,000, $8.0 million and $6.7 million, which are eliminated in consolidation, at June 30, 2011 (unaudited) and December 31, 2010 and 2009, respectively.  The Dodd-Frank Wall Street Reform and Consumer Protection Act permanently raised the standard maximum deposit insurance amount to $250,000.

Interest expense on deposits is summarized as follows:

	(Unaudited)	(Unaudited)	At December 31,
	June 30, 2011	June 30, 2011	2010	2009	2008
			(In thousands)

Passbook savings and money market demand deposits	$320	$256	$512	$546	$695
NOW deposits	74	34	69	75	98
Certificates of deposit	1,823	1,494	2,854	4,223	5,934

	$2,217	$1,784	$3,435	$4,844	$6,727

Maturities of outstanding certificates of deposit are summarized as follows:

	(Unaudited)	At December 31,
	June 30, 2011	2010	2009
		(In thousands)

Less than six months	$91,694	$53,405	$57,144
Six months to one year	52,385	41,136	42,906
Over one year to three years	71,413	37,013	30,770
Over three years	65,110	10,066	11,013

	$280,602	$141,620	$141,833

In the ordinary course of business, the Corporation accepted deposits from officers and directors.  At June 30, 2011 (unaudited), December 31, 2010 and 2009, total deposits from officers and directors totaled approximately $1.1 million, $1.1 million and $1.0 million, respectively.